Employee benefit obligations	12 Months Ended
Dec. 31, 2018
Employee benefit obligations
Employee benefit obligations

19. Employee benefit obligations

The Group operates defined benefit or defined contribution pension schemes in most of its countries of operation and the assets are held in separately administered funds. The principal funded defined benefit schemes, which are funded by contributions to separately administered funds, are in the U.S. and the United Kingdom.

Other defined benefit schemes are unfunded and the provision is recognized in the consolidated statement of financial position. The principal unfunded schemes are in Germany.

The contribution rates to the funded plans are agreed with the Trustee boards, plan actuaries and the local pension regulators periodically. The contributions paid in 2018 were those recommended by the actuaries.

In addition, the Group has other employee benefit obligations in certain territories.

Total employee obligations recognized in the consolidated statement of financial position of $957 million (2017: $997 million) includes other employee benefit obligations of $127 million (2017: $132 million).

The employee obligations and assets of the defined benefit schemes included in the consolidated statement of financial position are analyzed below:

	U.S.		Germany		U.K.		Other		Total
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
	$'m	$'m	$'m	$'m	$'m	$'m	$'m	$'m	$'m	$'m
Obligations	(1,217)	(1,313)	(386)	(405)	(862)	(1,000)	(38)	(44)	(2,503)	(2,762)
Assets	1,040	1,179	—	—	624	706	9	12	1,673	1,897
Net obligations	(177)	(134)	(386)	(405)	(238)	(294)	(29)	(32)	(830)	(865)

Defined benefit pension schemes

The amounts recognized in the consolidated income statement are:

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
Current service cost and administration costs:
Cost of sales - current service cost (Note 8)	(42)	(43)	(40)
Cost of sales - past service credit (Note 8)	3	8	32
SGA - current service cost (Note 8)	(4)	(3)	(6)
SGA - past service credit (Note 8)	—	2	11
	(43)	(36)	(3)
Finance expense (Note 5)	(21)	(24)	(28)
	(64)	(60)	(31)

The amounts recognized in the consolidated statement of comprehensive income are:

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
Re-measurement of defined benefit obligation:
Actuarial gain/(loss) arising from changes in demographic assumptions	19	(6)	26
Actuarial gain/(loss) arising from changes in financial assumptions	119	(104)	(280)
Actuarial gain/(loss) arising from changes in experience	19	2	(11)
	157	(108)	(265)
Re-measurement of plan assets:
Actual (loss)/return less expected return on plan assets	(151)	158	122
Actuarial gain/(loss) for the year on defined benefit pension schemes	6	50	(143)
Actuarial gain/(loss) on other long term and end of service employee benefits	5	(1)	4
	11	49	(139)

The actual return on plan assets was a loss of $96 million in 2018 (2017: $228 million gain; 2016: $206 million gain).

Movement in the defined benefit obligations and assets:

	At December 31,
	Obligations		Assets
	2018	2017	2018	2017
	$'m	$'m	$'m	$'m
At January 1,	(2,762)	(3,101)	1,897	2,276
Interest income	—	—	55	71
Current service cost	(40)	(46)	—	—
Past service credit	3	10	—	—
Interest cost	(72)	(92)	—	—
Administration expenses paid from plan assets	—	—	(1)	(2)
Re-measurements	157	(108)	(151)	158
Obligations/(assets) extinguished on reclassification	—	602	—	(602)
Employer contributions	—	—	52	51
Employee contributions	—	(2)	—	2
Benefits paid	140	163	(140)	(163)
Exchange	71	(188)	(39)	106
At December 31,	(2,503)	(2,762)	1,673	1,897

The defined benefit obligations above include $403 million (2017: $455 million) of unfunded obligations. Employer contributions above include no contributions under schemes extinguished during the year (2017: $7 million).

Interest income and interest cost above does not include interest cost of $4 million (2017: $3 million; 2016: $3 million) relating to other employee benefit obligations. Current service costs above does not include current service costs of $6 million (2017: $4 million) relating to other employee benefit obligations.

During the year ended December 31, 2018, the Group elected to re-design one of its pension schemes in Germany, moving from a defined benefit pension scheme to a contribution orientated system. This amendment resulted in the recognition of a past service credit of $12 million (2017: $nil) in the year within cost of sales. The past service credit was partly offset by a past service cost of $8 million (2017: $nil) following a high court judgement in the U.K. in October 2018 guaranteeing gender equality in U.K. pension schemes for accrued benefits (“GMP Equalization”) and a further $1 million past service cost arising from amendments to the defined benefit pension scheme in Metal Beverage U.K. during the year. The GMP equalization past service cost has been recognized as exceptional within the income statement for the year ended December 31, 2018.

During the year ended December 31, 2017 a defined benefit pension scheme in the Netherlands was transferred to a multi-employer scheme. Prior to the date of transfer, a past service credit of $10 million was recognized such that, on the date of transfer, the defined benefit obligation and asset were both $602 million (December 31, 2016: $552 million and $541 million respectively). The Group has taken the exemption under IAS 19 (R) to account for multi-employer schemes as defined contribution schemes. As a result, the scheme is no longer accounted for as a defined benefit scheme at December 31, 2017.

Plan assets comprise:

	At December 31,
	2018	2018	2017	2017
	$'m	%	$'m	%
Equities	1,039	62	1,177	62
Target return funds	267	16	297	16
Bonds	184	11	249	13
Cash/other	183	11	174	9
	1,673	100	1,897	100

The pension assets do not include any of the Company’s ordinary shares, other securities or other Group assets.

Investment strategy

The choice of investments takes account of the expected maturity of the future benefit payments. The plans invest in diversified portfolios consisting of an array of asset classes that attempt to maximize returns while minimizing volatility. The asset classes include national and international equities, fixed income government and non‑government securities and real estate, as well as cash.

Characteristics and associated risks

Glass Packaging North America and Metal Packaging Americas each sponsor a defined benefit pension plan which is subject to Federal law (“ERISA”), reflecting regulations issued by the Internal Revenue Service (“IRS”) and the Department of Labor.

The Glass Packaging North America plan covers both hourly and salaried employees. The plan benefits are determined using a formula which reflects an employee’s years of service and either their final average salary or a dollar per month benefit level. The plan is governed by a Fiduciary Benefits Committee (“the Committee”) which is appointed by the Company and contains only employees of Ardagh Group. The Committee is responsible for the investment of the plan’s assets, which are held in a trust for the benefit of employees, retirees and their beneficiaries, and which can only be used to pay plan benefits and expenses.

The defined benefit pension plan is subject to IRS funding requirements with actuaries calculating the minimum and maximum allowable contributions each year. The defined benefit pension plan currently has no cash contribution requirement due to the existence of a credit balance following a contribution of approximately $200 million made in 2014 in connection with the VNA Acquisition. The Pension Benefit Guaranty Corporation (“PBGC”) protects the pension benefits of employees and retirees when a plan sponsor becomes insolvent and can no longer meet its obligation. All plan sponsors pay annual PBGC premiums that have two components: a fixed rate based on participant count and a variable rate which is determined based on the amount by which the plan is underfunded.

The Metal Packaging Americas plan covers hourly employees only. Plan benefits are determined using a formula which reflects the employees’ years of service and is based on a final average pay formula.

The U.K. pension plans are trust‑based U.K. funded final salary defined benefit schemes providing pensions and lump sum benefits to members and dependents. There are two pension plans in place relating to Metal Packaging Europe, one of which relates to the Beverage Can Business. One of the pension plans in the Metal Packaging Europe division has been closed to future accrual from July 1, 2014. For this plan, pensions are calculated based on service to the point of closure, but with members’ benefits retaining a final salary link while employed by the Company. The other Metal Packaging Europe pension plan, relating to the Beverage Can Business, is closed to new entrants amd was closed to future accrual effective December 31, 2018. For this plan, pensions are calculated based on service to retirement with members’ benefits based on final career earnings. There are two pension plans in place in Glass Packaging Europe. The pension plans relating to Glass Packaging Europe have been closed to future accrual from March 31, 2013 and September 30, 2015 respectively.

The U.K. pension plans are each governed by a board of trustees, which includes members who are independent of the Company. The trustees are responsible for managing the operation, funding and investment strategy. The U.K. pension plans are subject to the U.K. regulatory framework, the requirements of the Pensions Regulator and are subject to a statutory funding objective.

The Group operates a number of defined benefit pension schemes in Germany. The pension plans in Germany operate under the framework of German Company Pension Law (BetrAVG) and general regulations based on German Labor Law. The entitlements of the plan members depend on years of service and final salary. Furthermore, the plans provide lifelong pensions. No separate assets are held in trust, i.e. the plans are unfunded defined benefit plans. During the year ended December 31, 2018, the Group elected to re-design one of its pension schemes in Germany, moving to a contribution orientated system.

Assumptions and sensitivities

The principal pension assumptions used in the preparation of the financial statements take account of the different economic circumstances in the countries of operations and the different characteristics of the respective plans, including the duration of the obligations. The ranges of the principal assumptions applied in estimating defined benefit obligations were:

	U.S.		Germany		U.K.
	2018	2017	2018	2017	2018	2017
	%	%	%	%	%	%
Rates of inflation	2.50	2.50	1.50	1.50	3.15	3.10
Rates of increase in salaries	1.50 - 3.00	2.00 - 3.00	2.50	2.50	2.15	2.60
Discount rates	4.50	3.80	1.88 - 2.25	1.68 - 2.24	2.90 - 2.95	2.70

Assumptions regarding future mortality experience are based on actuarial advice in accordance with published statistics and experience.

These assumptions translate into the following average life expectancy in years for a pensioner retiring at age 65. The mortality assumptions for the countries with the most significant defined benefit plans are set out below:

	U.S.		Germany		U.K.
	2018	2017	2018	2017	2018	2017
	Years	Years	Years	Years	Years	Years
Life expectancy, current pensioners	22	22	22	21	20	21
Life expectancy, future pensioners	23	23	24	24	21	22

If the discount rate were to decrease by 50 basis points from management estimates, the carrying amount of the pension obligations would increase by an estimated $193 million (2017: $216 million). If the discount rate were to increase by 50 basis points, the carrying amount of the pension obligations would decrease by an estimated $173 million (2017: $230 million).

If the inflation rate were to decrease by 50 basis points from management estimates, the carrying amount of the pension obligations would decrease by an estimated $85 million (2017: $96 million). If the inflation rate were to increase by 50 basis points, the carrying amount of the pension obligations would increase by an estimated $94 million (2017: $91 million).

If the salary increase rate were to decrease by 50 basis points from management estimates, the carrying amount of the pension obligations would decrease by an estimated $90 million (2017: $103 million). If the salary increase rate were to increase by 50 basis points, the carrying amount of the pension obligations would increase by an estimated $99 million (2017: $97 million).

The impact of increasing the life expectancy by one year would result in an increase in the Group’s liability of $66 million at December 31, 2018 (2017: $55 million), holding all other assumptions constant.

The Group’s best estimate of contributions expected to be paid to defined benefit plans in 2019 is $28 million (2018: $36 million).

The principal defined benefit schemes are described briefly below:

-
	Metal Packaging			Glass Packaging
	Europe	Europe	North	Europe	Europe	North
	U.K.	Germany	America	U.K.	Germany	America
Nature of the schemes	Funded	Unfunded	Funded	Funded	Unfunded	Funded
2018
Active members	467	1,553	925	—	1,027	4,193
Deferred members	886	651	142	1,240	747	2,589
Pensioners including dependents	763	1,101	172	815	775	6,455
Weighted average duration (years)	18	18	16	20	18	12
2017
Active members	467	1,694	943	—	1,011	4,137
Deferred members	954	706	139	1,527	759	2,697
Pensioners including dependents	756	1,081	150	744	762	6,379
Weighted average duration (years)	21	17	17	23	18	13

The expected total benefit payments over the next five years are:

						Subsequent
	2019	2020	2021	2022	2023	five years
	$'m	$'m	$'m	$'m	$'m	$'m
Benefits	115	112	114	117	121	640

The Group also has defined contribution plans; the contribution expense associated with these plans for 2018 was $44 million (2017: $35 million; 2016: $34 million). The Group’s best estimate of the contributions expected to be paid to these plans in 2019 is $41 million (2018: $36 million).

Other employee benefits

	At December 31,
	2018	2017
	$'m	$'m
End of service employee benefits	25	25
Long term employee benefits	102	107
	127	132

End of service employee benefits principally comprise amounts due to be paid to employees leaving the Group’s service in France and Italy.

Long term employee benefit obligations comprise amounts due to be paid under post‑retirement medical schemes in Glass Packaging North America and Metal Packaging Beverage Americas, partial retirement contracts in Germany and other obligations to pay benefits primarily related to long service awards.